BUSINESS COMBINATION (unaudited pro forma information) (Details) - Blockchain Alliance Technologies ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Pro forma total revenues	¥ 11,288,317	$ 1,748,338	¥ 8,981,500
Pro forma net loss	¥ (176,576)	$ (27,348)	¥ (333,248)
Pro forma net loss attributable to BIT Mining Limited	(166,673)	(25,814)	(317,772)